MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events In Connection With Reissuance
2025	$ 26
2026	304	$ 274
2027	200	267
2028	95	163
Total payments	625	786
Less imputed interest	(73)	(102)
Total operating lease liabilities	$ 552	$ 684	$ 35,070